Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Cash	221,233	306,293
Money market funds	428	416
Cash and cash equivalents	221,661	306,709

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2025 and June 30, 2026:

	RMB		RMB equivalent USD		RMB equivalent SGD	Total in RMB
	China	Overseas	China	Overseas	Overseas
	(RMB in thousands)
December 31, 2025	93,853	—	117,369	10,289	150	221,661
June 30, 2026	178,605	—	127,529	496	79	306,709